Offerings - Offering: 1	May 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 63,880,882.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,821.95
Offering Note